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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 12/31/04

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sonar Capital Management, LLC
   Address:      75 Park Plaza
                 2nd Floor
                 Boston, MA 02116

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert Johnson
Title:   Chief Financial Officer
Phone:   617-956-3860

Signature, Place, and Date of Signing:

       /s/ Robert J. Johnson             Boston, MA          2/10/05
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                 0
                                        --------------------

Form 13F Information Table Entry Total:           46
                                        --------------------

Form 13F Information Table Value Total:      156,038
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                      FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
APPLE COMPUTER INC             COM         037833100   3,027    47,000   SH              SOLE                 47,000   0         0
ATHEROS COMMUNICATIONS
  INC                          COM         04743P108   1,025   100,000   SH              SOLE                100,000   0         0
BARR PHARMACEUTICALS
  INC                          COM         068306109   3,051    67,000   SH              SOLE                 67,000   0         0
BAXTER INTL INC                COM         071813109   3,040    88,000   SH              SOLE                 88,000   0         0
BIOSANTE
  PHARMACEUTICALS INC          COM         09065V203     164    30,000   SH    CALL      SOLE                 30,000   0         0
BROADCOM CORP                  COM         111320107   5,714   177,000   SH              SOLE                177,000   0         0
BROADCOM CORP                  COM         111320107   9,684   300,000   SH    CALL      SOLE                300,000   0         0
BROADCOM CORP                  COM         111320107   3,848   119,200   SH    CALL      SOLE                119,200   0         0
BROADCOM CORP                  COM         111320107   1,291    40,000   SH    CALL      SOLE                 40,000   0         0
BROADCOM CORP                  COM         111320107   3,228   100,000   SH    CALL      SOLE                100,000   0         0
CARACO PHARMACEUTICAL
  LABS L                       COM         14075T107     418    43,800   SH              SOLE                 43,800   0         0
DELL INC                       COM         24702R101   3,793    90,000   SH              SOLE                 90,000   0         0
DOT HILL SYS CORP              COM         25848T109   4,588   585,200   SH              SOLE                585,200   0         0
ENCORE MED CORP                COM         29256E109   2,076   305,700   SH              SOLE                305,700   0         0
F5 NETWORKS INC                COM         315616102   5,004   102,700   SH              SOLE                102,700   0         0
51JOB INC                      ADR         316827104     780    15,000   SH              SOLE                 15,000   0         0
INTEL CORP                     COM         458140100   4,327   185,000   SH              SOLE                185,000   0         0
INTEL CORP                     COM         458140100   9,356   400,000   SH    CALL      SOLE                400,000   0         0
INTEL CORP                     COM         458140100   9,356   400,000   SH    CALL      SOLE                400,000   0         0
LILLY ELI & CO                 COM         532457108   3,405    60,000   SH    CALL      SOLE                 60,000   0         0
LINEAR TECHNOLOGY CORP         COM         535678106   4,109   106,000   SH              SOLE                106,000   0         0
LOUDEYE CORP                   COM         545754106     379   185,000   SH              SOLE                185,000   0         0
MGI PHARMA INC                 COM         552880106   4,426   158,000   SH              SOLE                158,000   0         0
MEDIABAY INC                   COM         58446J108     312   201,400   SH              SOLE                201,400   0         0
MEDTRONIC INC                  COM         585055106   6,060   122,000   SH              SOLE                122,000   0         0
MERCURY INTERACTIVE
  CORP                         COM         589405109   3,872    85,000   SH              SOLE                 85,000   0         0
MONOLITHIC PWR SYS INC         COM         609839105     650    69,900   SH              SOLE                 69,900   0         0
NAPSTER INC                    COM         630797108   1,689   180,500   SH              SOLE                180,500   0         0
NETGEAR INC                    COM         64111Q104   1,998   110,000   SH              SOLE                110,000   0         0
NETWORK ENGINES INC            COM         64121A107     730   261,600   SH              SOLE                261,600   0         0
OSI PHARMACEUTICALS INC        COM         671040103   4,716    63,000   SH              SOLE                 63,000   0         0
OPTION CARE INC                COM         683948103   1,152    67,000   SH              SOLE                 67,000   0         0
PENTAIR INC                    COM         709631105   1,960    45,000   SH              SOLE                 45,000   0         0
PLANTRONICS INC NEW            COM         727493108   3,027    73,000   SH              SOLE                 73,000   0         0
QLT INC                        COM         746927102   5,364   333,600   SH              SOLE                333,600   0         0
RADIOSHACK CORP                COM         750438103   1,808    55,000   SH              SOLE                 55,000   0         0
SIEBEL SYS INC                 COM         826170102   2,570   245,000   SH              SOLE                245,000   0         0
SIGMA DESIGNS INC              COM         826565103   1,676   168,800   SH              SOLE                168,800   0         0
SIGMATEL INC                   COM         82661W107   9,135   257,100   SH              SOLE                257,100   0         0
SIGMATEL INC                   COM         82661W107   1,059    29,800   SH    CALL      SOLE                 29,800   0         0
SKECHERS U S A INC             COM         830566105   2,887   222,800   SH              SOLE                222,800   0         0
SMITH & NEPHEW PLC        SPDN ADR         83175M205   4,607    89,000   SH              SOLE                 89,000   0         0
SYMMETRY MED INC               COM         871546206     842    40,000   SH              SOLE                 40,000   0         0
WESTERN DIGITAL CORP           COM         958102105   6,179   570,000   SH              SOLE                570,000   0         0
WILD OATS MARKETS INC          COM         96808B107   1,491   169,200   SH              SOLE                169,200   0         0
SEAGATE TECHNOLOGY             SHS         G7945J104   6,165   357,000   SH              SOLE                357,000   0         0